SHARE BASED COMPENSATION (Details) - 2019 Plan			12 Months Ended
	Jan. 18, 2022	Jan. 18, 2019 shares	Dec. 31, 2022	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019
SHARE BASED COMPENSATION
Term (in years)		10 years
Vesting period (in years)	4 years			4 years	4 years	4 years
Granted		79,015,500		2,795,600	25,917,240
Share split ratio		500
First vesting date
SHARE BASED COMPENSATION
Vesting percentage (as a percent)				40.00%	40.00%	25.00%
Second vesting date
SHARE BASED COMPENSATION
Vesting percentage (as a percent)			40.00%	40.00%	40.00%	25.00%
Third vesting date
SHARE BASED COMPENSATION
Vesting percentage (as a percent)				10.00%	10.00%	25.00%
Fourth vesting date
SHARE BASED COMPENSATION
Vesting percentage (as a percent)				10.00%	10.00%	25.00%